Note 9 - Trade Accounts and Notes Payable	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Accounts Payable and Accrued Liabilities Disclosure [Text Block]
9—TRADE
ACCOUNTS AND NOTES PAYABLE

Trade accounts and notes payable consist of the following:

	December 31,
	2016	2015
Trade accounts payable	5,562	5,641
Notes payable	398	457
Total	5,960	6,098

Trade accounts payable usually represent invoices with a due date of
90
days or less and invoices to be received.

Notes payable represent commercial bills of exchange (drafts) with initial maturities of
90
days or less.